UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22818

Westchester Capital Funds
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
Westchester Capital Funds
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: December 31, 2015

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS - 73.71%
	APPLICATION SOFTWARE - 1.72%
30,606	Solera Holdings, Inc. (f)	$1,652,724
	AUTO PARTS & EQUIPMENT - 3.08%
71,454	Johnson Controls, Inc. (f)	2,955,337
	AUTOMOBILE MANUFACTURERS - 2.69%
86,000	General Motors Company (f)	2,581,720
	BROADCASTING - 2.05%
49,300	CBS Corporation Class B (f)	1,967,070
	CABLE & SATELLITE - 5.36%
2,847	Cablevision Systems Corporation Class A (g)	92,442
25,160	Comcast Corporation Class A (e)	1,431,101
28,578	DISH Network Corporation Class A (a)(f)	1,667,241
780	Liberty Global plc Series C (a)(b)	31,996
39	Liberty Global plc LiLAC Class C (a)(b)	1,335
132,111	Sirius XM Holdings, Inc. (a)	494,095
7,949	Time Warner Cable, Inc. (f)	1,425,812
		5,144,022
	CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 0.77%
48,924	The Manitowoc Company, Inc. (f)	733,860
	DATA PROCESSING & OUTSOURCED SERVICES - 2.00%
25,200	Computer Sciences Corporation (f)	1,546,776
11,800	PayPal Holdings, Inc. (a)	366,272
		1,913,048
	DIVERSIFIED CHEMICALS - 3.33%
49,945	The Dow Chemical Company (f)	2,117,668
1,100	E.I. Du Pont de Nemours & Company	53,020
105,281	Huntsman Corporation (f)	1,020,173
		3,190,861
	DIVERSIFIED FINANCIAL SERVICES - 1.62%
31,300	Citigroup, Inc. (f)	1,552,793
	HEALTH CARE EQUIPMENT - 0.86%
13,024	Thoratec Corporation (a)	823,898
	HOUSEHOLD PRODUCTS - 0.82%
10,900	The Procter & Gamble Company (f)	784,146
	INDUSTRIAL CONGLOMERATES - 2.24%
85,300	General Electric Company (f)	2,151,266
	INDUSTRIAL GASES - 0.69%
5,200	Air Products and Chemicals, Inc. (f)	663,416
	INDUSTRIAL MACHINERY - 0.96%
19,800	SPX Corporation	236,016
19,800	SPX FLOW, Inc. (a)	681,714
		917,730
	INTEGRATED OIL & GAS - 1.14%
2,583	BG Group plc - ADR (h)	37,634
16,253	BP plc - ADR	496,692
1,300	Hess Corporation	65,078
7,427	Occidental Petroleum Corporation	491,296
		1,090,700
	INTEGRATED TELECOMMUNICATION SERVICES - 0.45%
13,164	AT&T, Inc.	428,883

	INTERNET SOFTWARE & SERVICES - 4.18%
14,360	Dealertrack Technologies, Inc. (a)	906,978
11,800	eBay, Inc. (a)	288,392
97,390	Yahoo!, Inc. (a)(f)	2,815,545
		4,010,915
	LIFE & HEALTH INSURANCE - 0.19%
93	StanCorp Financial Group, Inc.	10,620
5,440	Symetra Financial Corporation	172,122
		182,742
	MANAGED HEALTH CARE - 3.36%
4,000	Cigna Corporation	540,080
13,300	Health Net, Inc. (a)(f)	800,926
10,508	Humana, Inc. (f)	1,880,932
		3,221,938
	MOVIES & ENTERTAINMENT - 0.08%
158,432	SFX Entertainment, Inc. (a)	80,784
	OIL & GAS EQUIPMENT & SERVICES - 2.79%
19,653	Baker Hughes, Inc.	1,022,742
26,962	Cameron International Corporation (a)(e)	1,653,310
		2,676,052
	OIL & GAS EXPLORATION & PRODUCTION - 1.38%
17,446	Anadarko Petroleum Corporation (f)	1,053,564
8,926	Noble Energy, Inc.	269,387
		1,322,951
	OIL & GAS STORAGE & TRANSPORTATION - 4.02%
72,574	The Williams Companies, Inc. (f)	2,674,352
36,873	Williams Partners LP (f)	1,176,986
		3,851,338
	PAPER PACKAGING - 0.77%
4,700	Packaging Corporation of America	282,752
8,900	WestRock Company	457,816
		740,568
	PAPER PRODUCTS - 1.15%
29,200	International Paper Company (f)	1,103,468
	PHARMACEUTICALS - 2.31%
15,800	Mylan NV (a)(b)	636,108
2,658	Perrigo Company plc (b)	418,023
21,300	Pfizer, Inc. (f)	669,033
11,893	Zoetis, Inc.	489,754
		2,212,918
	REINSURANCE - 1.09%
7,527	PartnerRe Ltd. (b)(f)	1,045,350
	REITS - 5.79%
123	Blackstone Mortgage Trust, Inc. Class A	3,375
2,325	Care Capital Properties, Inc.	76,562
44,676	CYS Investments, Inc.	324,348
5,014	Equity Commonwealth (a)	136,581
11,489	Home Properties, Inc.	858,803
96,873	NorthStar Realty Finance Corporation (f)	1,196,382
63,081	Starwood Property Trust, Inc. (e)	1,294,422
50,112	Strategic Hotels & Resorts, Inc. (a)	691,044
9,300	Ventas, Inc.	521,358
37,504	Wheeler Real Estate Investment Trust, Inc.	71,258
26,484	Winthrop Realty Trust	380,310
		5,554,443

	RESTAURANTS - 1.60%
15,558	McDonald's Corporation (f)	1,532,930
	SEMICONDUCTORS - 4.59%
9,697	Altera Corporation	485,626
69,136	Broadcom Corporation Class A (f)	3,555,664
9,874	Freescale Semiconductor Ltd. (a)(b)	361,191
		4,402,481
	SPECIALIZED FINANCE - 0.27%
25,870	Hennessy Capital Acquisition Corporation II (a)	255,078
	SPECIALTY CHEMICALS - 2.73%
13,266	Cytec Industries, Inc.	979,694
17,600	W.R. Grace & Company (a)(e)	1,637,680
		2,617,374
	SYSTEMS SOFTWARE - 2.23%
48,200	Microsoft Corporation (f)	2,133,332
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.43%
16,200	HP, Inc. (e)	414,882
	THRIFTS & MORTGAGE FINANCE - 1.49%
140,471	Hudson City Bancorp, Inc. (e)	1,428,590
	TRUCKING - 1.69%
97,053	Hertz Global Holdings, Inc. (a)(f)	1,623,697
	WIRELESS TELECOMMUNICATION SERVICES - 1.79%
23,400	America Movil SAB de C.V. Class L - ADR	387,270
33,500	T-Mobile U.S., Inc. (a)(f)	1,333,635
		1,720,905
	TOTAL COMMON STOCKS
	(Cost $81,209,629)	70,684,210

CLOSED-END FUNDS - 0.83%
55,988	Eaton Vance Floating-Rate Income Trust	741,281
149	First Trust MLP and Energy Income Fund	2,369
2,772	First Trust Senior Floating Rate Income Fund II	34,872
1,050	Nuveen Energy MLP Total Return Fund	13,198
	TOTAL CLOSED-END FUNDS (Cost $867,366)	791,720

PREFERRED STOCKS - 3.20%
37,580	Equity Commonwealth, 7.250%, Series E	957,539
52,853	NorthStar Realty Finance Corporation, 8.750%, Series E (f)	1,280,628
30,627	Regions Financial Corporation, 6.375%, Series B	797,221
717	SLM Corporation, 6.970%, Series A	31,691
	TOTAL PREFERRED STOCKS (Cost $3,103,261)	3,067,079

CONTINGENT VALUE RIGHTS - 0.00%
5,338	Casa Ley, S.A. de C.V. (a)(d)(l)	2,402
5,338	Property Development Centers LLC (a)(d)(l)	267
	TOTAL CONTINGENT VALUE RIGHTS (Cost $0)	2,669

Principal Amount
CORPORATE BONDS - 6.36%
	Community Health Systems, Inc.
$1,186,000	8.000%, 11/15/2019 (g)	1,237,146

	Energy Future Intermediate Holding Company LLC
614,905	11.750%, 3/1/2022 (i)(j)	656,411
	The Manitowoc Company, Inc.
1,174,000	5.875%, 10/15/2022 (f)	1,253,245
	NCR Corporation
714,000	5.000%, 7/15/2022	679,192
	Pinnacle Entertainment, Inc.
998,000	7.500%, 4/15/2021	1,045,405
	Roofing Supply Group LLC
691,000	10.000%, 6/1/2020 (i)	742,825
	SunGard Data Systems, Inc.
350,000	7.625%, 11/15/2020	364,438
	US Foods, Inc.
113,000	8.500%, 6/30/2019	117,683
	TOTAL CORPORATE BONDS (Cost $6,200,690)	6,096,345

Contracts (100 shares per contract)
PURCHASED CALL OPTIONS - 0.00%
	Aetna, Inc.
32	Expiration: January 2016, Exercise Price: $145.00	1,488
	Avago Technologies Ltd.
11	Expiration: January 2016, Exercise Price: $175.00	935
		2,423
PURCHASED PUT OPTIONS - 2.62%
	Air Products and Chemicals, Inc.
9	Expiration: November 2015, Exercise Price: $110.00	1,125
37	Expiration: December 2015, Exercise Price: $110.00	6,937
	America Movil SAB de C.V. Class L - ADR
222	Expiration: November 2015, Exercise Price: $17.00	19,980
	American International Group, Inc.
95	Expiration: October 2015, Exercise Price: $52.50	2,565
56	Expiration: November 2015, Exercise Price: $52.50	4,984
98	Expiration: November 2015, Exercise Price: $55.00	14,896
135	Expiration: November 2015, Exercise Price: $57.50	34,087
	Anadarko Petroleum Corporation
99	Expiration: October 2015, Exercise Price: $70.00	96,772
63	Expiration: November 2015, Exercise Price: $55.00	11,183
29	Expiration: November 2015, Exercise Price: $70.00 (k)	30,450
52	Expiration: November 2015, Exercise Price: $70.00	54,600
	Bayer AG
33	Expiration: October 2015, Exercise Price: EUR 100.00 (k)	1,401
39	Expiration: October 2015, Exercise Price: EUR 115.00 (k)	14,904
19	Expiration: November 2015, Exercise Price: EUR 105.00 (k)	5,096
7	Expiration: November 2015, Exercise Price: EUR 110.00 (k)	2,925
	BP plc - ADR
131	Expiration: October 2015, Exercise Price: $37.00	88,425
	CBS Corporation Class B
84	Expiration: December 2015, Exercise Price: $37.50	12,810
87	Expiration: December 2015, Exercise Price: $40.00	22,054
216	Expiration: December 2015, Exercise Price: $45.00	127,980
	Charter Communications, Inc. Class A
11	Expiration: January 2016, Exercise Price: $210.00	42,625
	Computer Sciences Corporation
201	Expiration: December 2015, Exercise Price: $55.00	27,135

	DISH Network Corporation Class A
109	Expiration: October 2015, Exercise Price: $57.50	18,530
76	Expiration: October 2015, Exercise Price: $60.00	22,800
12	Expiration: December 2015, Exercise Price: $52.50	2,520
33	Expiration: December 2015, Exercise Price: $55.00	9,570
	The Dow Chemical Company
108	Expiration: October 2015, Exercise Price: $40.00	7,020
83	Expiration: December 2015, Exercise Price: $37.00	8,715
104	Expiration: December 2015, Exercise Price: $38.00	13,260
	E.I. Du Pont de Nemours & Company
10	Expiration: October 2015, Exercise Price: $52.50	4,500
	eBay, Inc.
89	Expiration: October 2016, Exercise Price: $50.00	2,492
	General Electric Company
61	Expiration: November 2015, Exercise Price: $20.00	610
111	Expiration: November 2015, Exercise Price: $23.00	3,385
81	Expiration: November 2015, Exercise Price: $24.00	3,929
269	Expiration: December 2015, Exercise Price: $21.00	6,994
	General Motors Company
300	Expiration: December 2015, Exercise Price: $26.00	21,300
479	Expiration: December 2015, Exercise Price: $29.00	75,682
	Hertz Global Holdings, Inc.
125	Expiration: October 2015, Exercise Price: $14.00	1,250
199	Expiration: November 2015, Exercise Price: $15.00	11,542
238	Expiration: November 2015, Exercise Price: $16.00	22,610
	HP, Inc.
11	Expiration: October 2015, Exercise Price: $23.00	11
119	Expiration: October 2015, Exercise Price: $23.00	1,547
	Huntsman Corporation
290	Expiration: November 2015, Exercise Price: $11.00	52,925
366	Expiration: November 2015, Exercise Price: $12.00	96,075
378	Expiration: November 2015, Exercise Price: $15.00	207,900
	International Paper Company
64	Expiration: October 2015, Exercise Price: $43.00	33,760
171	Expiration: October 2015, Exercise Price: $44.00	106,447
	Johnson Controls, Inc.
156	Expiration: October 2015, Exercise Price: $37.00	2,730
146	Expiration: October 2015, Exercise Price: $40.00	8,176
230	Expiration: October 2015, Exercise Price: $42.00	31,050
19	Expiration: November 2015, Exercise Price: $36.00	903
	The Manitowoc Company, Inc.
435	Expiration: December 2015, Exercise Price: $14.00	38,063
	McDonald's Corporation
33	Expiration: October 2015, Exercise Price: $87.50	396
63	Expiration: December 2015, Exercise Price: $87.50	6,930
	Microsoft Corporation
37	Expiration: October 2015, Exercise Price: $41.00	666
78	Expiration: October 2015, Exercise Price: $42.00	2,418
166	Expiration: November 2015, Exercise Price: $41.00	13,944
131	Expiration: December 2015, Exercise Price: $36.00	4,454
	Mylan NV
84	Expiration: October 2015, Exercise Price: $55.00	128,520
15	Expiration: October 2015, Exercise Price: $60.00	30,113
	Noble Energy, Inc.
71	Expiration: November 2015, Exercise Price: $25.00	4,260

	NorthStar Realty Finance Corporation
270	Expiration: December 2015, Exercise Price: $13.00	39,825
470	Expiration: December 2015, Exercise Price: $15.00	150,400
	Occidental Petroleum Corporation
68	Expiration: November 2015, Exercise Price: $67.50	24,650
	Packaging Corporation of America
37	Expiration: October 2015, Exercise Price: $55.00	1,665
	Perrigo Company plc
21	Expiration: November 2015, Exercise Price: $160.00	23,520
	The Procter & Gamble Company
92	Expiration: November 2015, Exercise Price: $65.00	5,520
	SPDR S&P 500 ETF Trust
158	Expiration: October 2015, Exercise Price: $194.00	79,000
25	Expiration: November 2015, Exercise Price: $172.00	3,988
135	Expiration: November 2015, Exercise Price: $188.00	65,610
	SPX Corporation
160	Expiration: December 2015, Exercise Price: $45.00	56,800
	Starwood Property Trust, Inc.
133	Expiration: October 2015, Exercise Price: $17.50	998
	T-Mobile U.S., Inc.
223	Expiration: November 2015, Exercise Price: $34.00	13,157
30	Expiration: November 2015, Exercise Price: $36.00	2,745
	Vivendi SA
121	Expiration: October 2015, Exercise Price: $18.00 (k)	270
	W.R. Grace & Company
103	Expiration: December 2015, Exercise Price: $87.50	26,522
36	Expiration: December 2015, Exercise Price: $90.00	12,420
	WestRock Company
15	Expiration: October 2015, Exercise Price: $55.00	5,475
	The Williams Companies, Inc.
368	Expiration: November 2015, Exercise Price: $42.00	240,120
128	Expiration: November 2015, Exercise Price: $44.00	106,880
	Zoetis, Inc.
103	Expiration: October 2015, Exercise Price: $42.00	22,660
		2,513,156
	TOTAL PURCHASED OPTIONS (Cost $1,471,542)	2,515,579

Shares
SHORT-TERM INVESTMENTS - 3.33%
3,196,282	Fidelity Institutional Government Portfolio, Institutional Share Class, 0.01% (c)(e)	3,196,282
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,196,282)	3,196,282
	TOTAL INVESTMENTS
	(Cost $96,048,770) - 90.05%	$86,353,884

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
EUR -	Euro
plc -	Public Limited Company
REITS -	Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of September 30, 2015.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short.
(f)	All or a portion of the shares have been committed as collateral for written option contracts.

(g)	All or a portion of the shares have been committed as collateral for swap contracts.
(h)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of September 30, 2015, these securities represented 1.46% of total net assets.

(j)	Default or other conditions exist and the security is not presently accruing income.
(k)	Level 2 Security. Please see footnote (n) on the schedule of investments for more information.
(l)	Level 3 Security. Please see footnote (n) on the schedule of investments for more information.
(m)	The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:

Cost of investments	$96,063,769
Gross unrealized appreciation	$1,696,140
Gross unrealized depreciation	(11,406,025)
Net unrealized depreciation	$(9,709,885)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(n)
Investment Valuation - The following is a summary of the Fund's pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Equity securities that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by a pricing vendor approved by the Board. These are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what the Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. When the last sale of an exchange-traded option is outside the bid and asked prices, a Fund will typically value the option at the higher of intrinsic value of the option or the mean between the last reported bid and asked prices. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 PM bid and asked prices supplied by a third party vendor. Investments in registered open-end investment companies are typically valued at their reported NAV per share. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2. Total return swap prices are determined using the same methods as would be used to price the underlying security. These securities are generally classified as Level 2.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, a Fund may fair value a security that primarily trades on an exchange that closes before the NYSE if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Fund or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sales. These securities are generally classified as Level 2 or 3 depending on the inputs as described below. At September 30, 2015, securities fair valued in good faith based on the absolute value of long and short investments, written option contracts, and unrealized appreciation of swap contracts represented 0.53% of net assets.

The Fund has performed analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of September 30, 2015. These assets and liabilities are measured on a recurring basis.

	The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2015.

	Investments at Fair Value	Level 1	Level 2	Level 3	Total
	Assets
	Common Stocks*	$70,684,210	$-	$-	$70,684,210
	Closed-End Funds	791,720	-	-	791,720
	Preferred Stock	3,067,079	-	-	3,067,079
	Contingent Value Rights	-	-	2,669
	Corporate Bonds	-	6,096,345	-	6,096,345
	Purchased Options	2,460,533	55,046	-	2,515,579
	Short-Term Investments	3,196,282	-	-	3,196,282
	Forward Currency Exchange Contracts**	-	144,430	-	144,430

	Liabilities
	Common Stocks Sold Short	$9,873,463	$1,157,050	$-	$11,030,513
	Written Option Contracts	1,466,686	133,783	-	1,600,469
	Forward Currency Exchange Contracts**	-	37,394	-	37,394
	Swap Contracts**	-	518,541	-	518,541

*	Please refer to the Schedule of Investments to view common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by broker quotes. At September 30, 2015, the values of the broker quoted securities held by EDF were approximately $2,669.

The inputs for those securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (n). The appropriateness of fair values for these securities is monitored on an ongoing basis by the Valuation Group.

	The Fund did not have transfers into or out of Level 1, 2, or 3 securities during the period. Transfers are recorded at the end of the reporting period.

	Level 3 Reconciliation Disclosure
	The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Description	Investments
	Balance as of December 31, 2014	$-
	Change in unrealized appreciation	2,669
	Balance as of September 30, 2015	$2,669

(o)	Disclosures about Derivative Instruments and Hedging Activities at September 30, 2015.

	The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of September 30, 2015 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$2,515,579	N/A	$-
Written Option Contracts	N/A	-	Schedule of Options Written	1,600,469
Swap Contracts	Schedule of Swap Contracts	-	Schedule of Swap Contracts	518,541
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Schedule of Forward Currency Exchange Contracts	144,430	Schedule of Forward Currency Exchange Contracts	37,394
Total		$2,660,009		$2,156,404

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF SECURITIES SOLD SHORT
September 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS
32,244	Alibaba Group Holding Ltd. - ADR	$1,901,429.00
13,446	ARRIS Group, Inc. (b)(c)	349,462
12,252	Avago Technologies Ltd.	1,531,623
3,168	Brookfield Infrastructure Partners LP (a)	116,487
7,770	Charter Communications, Inc. Class A	1,366,354
25,160	Comcast Corporation Special Class A	1,440,158
2,983	Equinix, Inc. (b)(c)	807,588
10,700	Halliburton Company	378,245
859	Liberty Global plc Class A (a)	36,885
42	Liberty Global plc LiLAC Class A (a)	1,415
11,803	M&T Bank Corporation	1,439,376
3,476	NXP Semiconductors NV (a)	302,655
575	Royal Dutch Shell plc Class B - ADR	27,301
19,306	Schlumberger Ltd. (a)	1,331,535
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $12,020,247)	$11,030,513

ADR -	American Depository Receipt
plc -	Public Limited Company
(a)	Foreign security.
(b)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(c)	Level 2 Security. Please see footnote (n) on the schedule of investments for more information.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF OPTIONS WRITTEN
September 30, 2015 (Unaudited)

Contracts (100 Shares per contract)		Value

CALL OPTIONS WRITTEN
	Aetna, Inc.
32	Expiration: January 2016, Exercise Price: $100.00	$42,720
	Air Products and Chemicals, Inc.
11	Expiration: November 2015, Exercise Price: $120.00	11,550
44	Expiration: December 2015, Exercise Price: $125.00	36,960
	America Movil SAB de C.V. Class L - ADR
234	Expiration: November 2015, Exercise Price: $18.00	7,020
	American International Group, Inc.
144	Expiration: October 2015, Exercise Price: $60.00	2,592
79	Expiration: November 2015, Exercise Price: $60.00	6,794
351	Expiration: November 2015, Exercise Price: $62.50	12,285
	Anadarko Petroleum Corporation
35	Expiration: October 2015, Exercise Price: $75.00	105
66	Expiration: November 2015, Exercise Price: $62.50	18,480
36	Expiration: November 2015, Exercise Price: $77.50 (b)	720
69	Expiration: November 2015, Exercise Price: $82.50 (b)	828
	Bayer AG
33	Expiration: October 2015, Exercise Price: EUR 110.00 (b)	22,494
6	Expiration: October 2015, Exercise Price: EUR 115.00 (b)	1,924
49	Expiration: October 2015, Exercise Price: EUR 125.00 (b)	1,150
24	Expiration: November 2015, Exercise Price: EUR 115.00 (b)	13,892
7	Expiration: November 2015, Exercise Price: EUR 120.00 (b)	2,276
	BP plc -ADR
122	Expiration: October 2015, Exercise Price: $40.00	122
	Broadcom Corporation Class A
17	Expiration: November 2015, Exercise Price: $47.00	8,797
	CBS Corporation Class B
87	Expiration: December 2015, Exercise Price: $45.00	6,351
212	Expiration: December 2015, Exercise Price: $47.50	8,268
227	Expiration: December 2015, Exercise Price: $50.00	4,540
	Charter Communications, Inc. Class A
11	Expiration: January 2016, Exercise Price: $210.00	2,200
	Cigna Corporation
30	Expiration: October 2015, Exercise Price: $150.00	180
	Citigroup, Inc.
13	Expiration: October 2015, Exercise Price: $52.50	494
64	Expiration: October 2015, Exercise Price: $55.00	704
108	Expiration: November 2015, Exercise Price: $45.00	56,700
	Computer Sciences Corporation
84	Expiration: December 2015, Exercise Price: $62.50	23,730
168	Expiration: December 2015, Exercise Price: $65.00	30,660

	DISH Network Corporation Class A
41	Expiration: December 2015, Exercise Price: $60.00	15,580
14	Expiration: December 2015, Exercise Price: $62.50	4,130
12	Expiration: December 2015, Exercise Price: $67.50	1,920
	The Dow Chemical Company
45	Expiration: October 2015, Exercise Price: $45.00	1,350
90	Expiration: October 2015, Exercise Price: $46.00	1,440
111	Expiration: December 2015, Exercise Price: $41.00	40,237
209	Expiration: December 2015, Exercise Price: $45.00	33,649
	E.I. Du Pont de Nemours & Company
11	Expiration: October 2015, Exercise Price: $57.50	16
	E.ON SE
144	Expiration: October 2015, Exercise Price: EUR 10.00 (b)	321
	eBay, Inc.
118	Expiration: October 2015, Exercise Price: $57.50	8,024
	Equinix, Inc.
9	Expiration: January 2016, Exercise Price: $250.00 (a)(b)	26,055
	General Electric Company
76	Expiration: November 2015, Exercise Price: $24.00	12,236
223	Expiration: November 2015, Exercise Price: $25.00	22,746
135	Expiration: November 2015, Exercise Price: $26.00	6,885
359	Expiration: December 2015, Exercise Price: $24.00	65,517
	General Motors Company
334	Expiration: December 2015, Exercise Price: $29.00	80,995
374	Expiration: December 2015, Exercise Price: $33.00	23,188
	Halliburton Company
113	Expiration: October 2015, Exercise Price: $42.00	339
	Health Net, Inc.
66	Expiration: October 2015, Exercise Price: $60.00	15,840
23	Expiration: October 2015, Exercise Price: $62.50	1,725
44	Expiration: October 2015, Exercise Price: $65.00	2,970
	Hertz Global Holdings, Inc.
125	Expiration: October 2015, Exercise Price: $16.00	14,375
251	Expiration: October 2015, Exercise Price: $20.00	1,255
297	Expiration: November 2015, Exercise Price: $19.00	13,365
297	Expiration: November 2015, Exercise Price: $20.00	8,910
	Hess Corporation
13	Expiration: October 2015, Exercise Price: $52.50	1,021
	HP, Inc.
162	Expiration: October 2015, Exercise Price: $26.00	8,181
	Humana, Inc.
13	Expiration: October 2015, Exercise Price: $170.00	13,975
10	Expiration: October 2015, Exercise Price: $175.00	6,300
9	Expiration: November 2015, Exercise Price: $155.00	23,085
18	Expiration: November 2015, Exercise Price: $180.00	13,410
15	Expiration: November 2015, Exercise Price: $190.00	5,550
	Huntsman Corporation
118	Expiration: November 2015, Exercise Price: $13.00	1,770
753	Expiration: November 2015, Exercise Price: $18.00	1,882
311	Expiration: November 2015, Exercise Price: $20.00	778

	International Paper Company
80	Expiration: October 2015, Exercise Price: $46.00	440
212	Expiration: October 2015, Exercise Price: $49.00	1,272
	Johnson Controls, Inc.
173	Expiration: October 2015, Exercise Price: $40.00	33,735
182	Expiration: October 2015, Exercise Price: $43.00	5,460
259	Expiration: October 2015, Exercise Price: $45.00	1,554
39	Expiration: October 2015, Exercise Price: $48.00	195
24	Expiration: November 2015, Exercise Price: $38.00	10,200
	The Manitowoc Company, Inc.
435	Expiration: December 2015, Exercise Price: $16.00	33,713
	McDonald's Corporation
49	Expiration: October 2015, Exercise Price: $95.00	20,090
106	Expiration: December 2015, Exercise Price: $95.00	62,010
	Microsoft Corporation
143	Expiration: October 2015, Exercise Price: $45.00	7,436
175	Expiration: November 2015, Exercise Price: $44.00	32,900
164	Expiration: December 2015, Exercise Price: $40.00	80,360
	Mylan NV
17	Expiration: October 2015, Exercise Price: $50.00	85
122	Expiration: October 2015, Exercise Price: $55.00	366
15	Expiration: October 2015, Exercise Price: $67.50	53
	Noble Energy, Inc.
89	Expiration: November 2015, Exercise Price: $32.50	9,790
	NorthStar Realty Finance Corporation
34	Expiration: December 2015, Exercise Price: $17.00	850
	Occidental Petroleum Corporation
51	Expiration: November 2015, Exercise Price: $75.00	1,709
	Packaging Corporation of America
47	Expiration: October 2015, Exercise Price: $62.50	2,820
	PartnerRe Ltd.
25	Expiration: November 2015, Exercise Price: $140.00	750
	Perrigo Company plc
26	Expiration: November 2015, Exercise Price: $185.00	1,820
	Pfizer, Inc.
72	Expiration: November 2015, Exercise Price: $29.00	20,484
141	Expiration: December 2015, Exercise Price: $30.00	32,430
	The Procter & Gamble Company
109	Expiration: November 2015, Exercise Price: $70.00	31,610
	Royal Dutch Shell plc Class B
1	Expiration: December 2015, Exercise Price: GBP 20.00 (b)	30
	Sirius XM Holdings, Inc.
719	Expiration: November 2015, Exercise Price: $4.00	3,595
401	Expiration: December 2015, Exercise Price: $4.00	3,208
	Solera Holdings, Inc.
9	Expiration: October 2015, Exercise Price: $55.00	180
29	Expiration: December 2015, Exercise Price: $55.00	2,030
	SPX Corporation
188	Expiration: December 2015, Exercise Price: $60.00	11,280
	Time Warner Cable, Inc.
7	Expiration: October 2015, Exercise Price: $175.00	5,005

	T-Mobile U.S., Inc.
297	Expiration: November 2015, Exercise Price: $39.00	78,111
33	Expiration: November 2015, Exercise Price: $40.00	6,699
	Vivendi SA
121	Expiration: October 2015, Exercise Price: EUR 21.00 (b)	7,842
157	Expiration: October 2015, Exercise Price: EUR 22.00 (b)	3,157
144	Expiration: October 2015, Exercise Price: EUR 23.00 (b)	483
239	Expiration: November 2015, Exercise Price: EUR 19.50 (b)	52,611
	W.R. Grace & Company
47	Expiration: December 2015, Exercise Price: $97.50	11,397
129	Expiration: December 2015, Exercise Price: $100.00	20,640
	WestRock Company
18	Expiration: October 2015, Exercise Price: $65.00	360
	The Williams Companies, Inc.
573	Expiration: November 2015, Exercise Price: $45.00	17,190
152	Expiration: November 2015, Exercise Price: $47.00	4,180
	Williams Partners LP
58	Expiration: October 2015, Exercise Price: $40.00	1,218
203	Expiration: December 2015, Exercise Price: $42.50	8,120
	Yahoo!, Inc.
150	Expiration: November 2015, Exercise Price: $23.00	93,750
	Zoetis, Inc.
67	Expiration: October 2015, Exercise Price: $46.00	2,412
		1,529,186

PUT OPTIONS WRITTEN
	SPDR S&P 500 ETF Trust
81	Expiration: October 2015, Exercise Price: $190.00	26,163
160	Expiration: November 2015, Exercise Price: $180.00	45,120
		71,283
	TOTAL OPTIONS WRITTEN
	(Premiums received $3,421,168)	$1,600,469

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
EUR -	Euro
GBP-	British Pounds
plc -	Public Limited Company
(a)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(b)	Level 2 Security. Please see footnote (n) on the schedule of investments for more information.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF FORWARD CONTRACTS*
September 30, 2015 (Unaudited)

Settlement Date	Currency to be Delivered		USD Value at September 30, 2015	Currency to be Received		USD Value at September 30, 2015	Unrealized Appreciation (Depreciation)**
10/21/2015	299,125	AUD	$209,709	234,190	USD	$234,190	$24,481
10/21/2015	214,052	USD	214,052	299,125	AUD	209,708	(4,344)
1/7/2016	942,826	AUD	658,230	676,513	USD	676,513	18,283
2/10/2016	21,102	AUD	14,709	15,363	USD	15,363	654
2/10/2016	281	USD	281	404	AUD	282	1
11/18/2015	216,540	EUR	242,149	246,071	USD	246,071	3,922
12/10/2015	1,391,853	EUR	1,557,165	1,575,954	USD	1,575,954	18,789
12/16/2015	1,400,903	EUR	1,567,521	1,570,931	USD	1,570,931	3,410
1/20/2016	711,031	EUR	796,235	791,274	USD	791,274	(4,961)
4/21/2016	504,264	EUR	565,900	569,093	USD	569,093	3,193
10/22/2015	457,290	GBP	691,691	709,014	USD	709,014	17,323
10/22/2015	719,774	USD	719,774	457,290	GBP	691,691	(28,083)
12/4/2015	270,449	GBP	408,994	420,022	USD	420,022	11,028
2/23/2016	346,839	GBP	524,395	532,746	USD	532,746	8,351
3/23/2016	658,060	GBP	994,820	1,009,393	USD	1,009,393	14,573
3/23/2016	273	USD	273	177	GBP	267	(6)
4/21/2016	691,298	GBP	1,044,997	1,065,419	USD	1,065,419	20,422
			$10,210,895			$10,317,931	$107,036

AUD -	Australian Dollar
EUR -	Euro
GBP -	British Pounds
USD -	U.S. Dollars
*	JPMorgan Chase & Co. Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of September 30, 2015.
**	Unrealized appreciation is a receivable and unrealized depreciation is a payable.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF SWAP CONTRACTS
September 30, 2015 (Unaudited)

Termination Date	Security	Shares	Notional	Unrealized Appreciation (Depreciation)*	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
7/22/2016	Alcatel-Lucent, 4.250%, 7/1/2018	187,512	$853,194	$23,182	BAML
7/1/2016	Altera Corporation	32,071	1,606,116	(43,096)	BAML
8/25/2016	American International Group, Inc.	57,612	3,273,514	(56,409)	JPM
9/8/2016	Amlin plc	51,767	514,107	(7,232)	JPM
4/21/2016	Anadarko Petroleum Corporation	4,300	259,677	(69,661)	JPM
1/10/2016	Apollo Residential Mortgage, Inc.	2,996	37,929	(9,490)	JPM
8/18/2016	Asciano Ltd.	134,065	790,444	(41,569)	JPM
7/27/2016	AT&T, Inc.	24,664	803,553	21,657	JPM
4/22/2016	Bayer AG	11,900	1,517,867	(150,215)	JPM
4/8/2016	BG Group plc	143,354	2,062,322	(296,643)	JPM
7/22/2016	BG Group plc	765	11,005	(1,758)	BAML
4/16/2016	BG Group plc - ADR	25,069	365,255	(85,479)	JPM
10/1/2015	CBS Corporation Class B	3,390	135,261	(59,676)	BAML
9/8/2016	The Chubb Corporation	25,177	3,087,959	34,893	BAML
12/16/2015	E.ON SE	18,045	155,401	(68,475)	JPM
4/17/2016	Equity Commonwealth	22,674	617,640	26,171	BAML
1/13/2016	General Motors Company	11,500	345,230	(5,986)	BAML
6/10/2016	HCC Insurance Holdings, Inc.	18,885	1,463,021	3,606	JPM
6/11/2016	Huntsman Corporation	4,612	44,690	(60,937)	BAML
9/28/2016	Huntsman Corporation	8,400	81,396	(36,460)	JPM
12/1/2015	Occidental Petroleum Corporation	1,184	78,322	(38,000)	JPM
4/24/2016	Pace plc	138,273	754,065	(41,646)	JPM
5/19/2016	Pace plc	65,842	359,066	(13,083)	BAML
4/15/2016	Pirelli & C. SpA	46,326	774,921	(2,618)	JPM
8/14/2016	PartnerRe Ltd.	12,564	1,744,888	6,780	JPM
8/25/2016	Precision Castpart Corporation	17,994	4,133,402	10,144	JPM
12/31/2015	SAI Global Ltd.	4,683	14,923	(5,741)	JPM
4/17/2016	Sigma-Aldrich Corporation	11,488	1,595,913	6,134	JPM
6/2/2016	Telecity Group plc	120,751	1,987,400	(45,620)	BAML
1/13/2016	Time Warner Cable, Inc.	2,036	365,197	16,221	BAML
4/17/2016	Time Warner Cable, Inc.	13,498	2,421,136	146,403	JPM
8/11/2016	TNT Express NV	63,033	480,215	(50,447)	JPM
6/29/2016	Vivendi SA	66,163	1,562,160	(69,490)	JPM

SHORT TOTAL RETURN SWAP CONTRACTS
9/8/2016	ACE Ltd.	(15,154)	(1,566,924)	(24,499)	BAML
4/24/2016	ARRIS Group, Inc. (a)	(8,705)	(226,243)	57,540	JPM
5/19/2016	ARRIS Group, Inc. (a)	(8,003)	(207,998)	20,527	BAML
6/30/2016	Charter Communications, Inc. Class A	(258)	(45,369)	(1,081)	BAML
8/20/2016	Charter Communications, Inc. Class A	(2,350)	(413,248)	17,654	JPM
7/22/2016	Nokia Oyj	(127,508)	(869,829)	(2,986)	BAML
4/16/2016	Royal Dutch Shell plc - ADR	(5,582)	(265,033)	95,819	JPM
7/22/2016	Royal Dutch Shell plc Class B	(341)	(8,063)	1,626	BAML
9/4/2016	Royal Dutch Shell plc Class B	(63,119)	(1,492,398)	281,399	JPM
				$(518,541)

ADR -	American Depository Receipt
BAML -	Bank of America Merrill Lynch & Co. Inc.
JPM -	JPMorgan Chase & Co. Inc.
plc -	Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.
(a)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

Item 2. Controls and Procedures.

(a)           The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial
Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as
of a date within 90 days of the filing date of the report, as required by Rule 30a-3(b)
under the 1940 Act and Rule 13a-15(b) or 15d-15 (b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)           There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Westchester Capital Funds

By (Signature and Title)  /s/ Michael T. Shannon
Michael T. Shannon, Co-President

Date  November 24, 2015

By (Signature and Title)  /s/ Roy Behren
Roy Behren, Co-President and Treasurer

Date  November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael T. Shannon
Michael T. Shannon, Co-President

Date  November 24, 2015

By (Signature and Title)* /s/ Roy Behren
Roy Behren, Co-President and Treasurer

Date  November 24, 2015

* Print the name and title of each signing officer under his or her signature.